Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	KPMG Taiwan
Auditor Firm ID	1026
Auditor Location	Hsinchu, Taiwan
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheet of FST Corp. and subsidiaries (the Company) as of December 31, 2024, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for the year ended December 31, 2024, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with U.S. generally accepted accounting principles.